Share Based Compensation - Schedule of Assumptions Used to Determine the Fair Value of Stock Options Under Binomial Option Pricing Model (Details)	12 Months Ended
	Dec. 31, 2022 ¥ / shares $ / shares	Dec. 31, 2021 $ / shares ¥ / shares	Dec. 31, 2020 ¥ / shares $ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility, Minimum	47.80%	48.47%	47.28%
Expected volatility, Maximum	48.20%	48.70%	48.09%
Risk-free interest rate (per annum), Minimum	1.51%	1.35%	0.66%
Risk-free interest rate (per annum), Maximum	2.94%	1.62%	0.92%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples | $ / shares	$ 2.2	$ 2.2	$ 2.2
Fair value of underlying ordinary shares	$ 19.43	$ 40.61	$ 36.02
Fair value of share option	$ 18.39	$ 39.98	$ 35.37
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples | $ / shares	$ 2.8	$ 2.8	$ 2.8
Fair value of underlying ordinary shares	$ 62.05	$ 109.73	$ 47.16
Fair value of share option	$ 61.01	$ 109.10	$ 46.53